Note 9 - Income Taxes (Details Textual) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024
Income Taxes Paid	$ 0	$ 0	$ 0
Research Tax Credit Carryforward [Member]
Tax Credit Carryforward, Amount			5,500
Domestic Tax Jurisdiction [Member]
Operating Loss Carryforwards			116,800
Operating Loss Carryforwards, Subject to Expiration			$ 28,300